Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 382,903	$ 325,674	$ 289,707
Cost of revenues	226,929	196,153	180,138
Gross profit	155,974	129,521	109,569
Operating expenses:
Research and development	41,358	37,378	34,414
Selling, marketing, general and administrative	69,613	54,274	52,133
Total operating expenses	110,971	91,652	86,547
Operating income	45,003	37,869	23,022
Financial expense, net	3,805	2,768	3,991
Income before taxes on income	41,198	35,101	19,031
Taxes on income	7,041	8,610	5,031
Net income	34,157	26,491	14,000
Attributed to non-controlling interests	382	244	215
Net income attributable to Sapiens’ shareholders	$ 33,775	$ 26,247	$ 13,785
Basic (in Dollars per share)	$ 0.67	$ 0.53	$ 0.28
Diluted (in Dollars per share)	$ 0.65	$ 0.52	$ 0.28